Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	¥ 1,148,139	¥ 1,099,374
Current assets	579,743	529,866
Current liabilities	517,274	462,067
Total equity	1,152,772	1,107,289	¥ 1,055,809
Parent [member]
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	494,236	492,759
Current assets	2,183	2,262
Current liabilities	4,669	5,121
NET ASSETS	491,750	489,900
Total equity	¥ 491,750	¥ 489,900